Other assets	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Other assets
13. Other assets

	As at March 31,
	2021		2022
Non-current
Prepaid expenses	₹	3,417	₹	7,079
Costs to obtain contract *		3,413		3,128
Costs to fulfil contract **		337		295
Others (Refer to Note 35)		8,768		4,324

	₹	15,935	₹	14,826
Current
Prepaid expenses	₹	12,121	₹	15,839
Dues from officers and employees		105		251
Advance to suppliers		3,199		3,179
Balance with GST and other authorities		7,903		7,566
Costs to obtain contract *		759		820
Costs to fulfil contract **		53		55
Others		783		1,223

	₹	24,923	₹	28,933

	₹	40,858	₹	43,759

*	Costs to obtain contract amortization of ₹ 1,237, ₹ 1,257 and ₹ 902 during the year ended March 31, 2020, 2021 and 2022 respectively.

**	Costs to fulfil contract amortization of ₹ Nil, ₹ Nil and ₹ 54 during the year ended March 31, 2020, 2021 and 2022 respectively.